Insurance Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Insurance Contract Liabilities [Abstract]
Schedule of Insurance Contract Liabilities
The movement for the years ended December 31, 2024 and 2023 is as follows:

	2024				2023
		Liabilities for incurred claims				Liabilities for incurred claims
In thousands of soles	Liabilities for remaining coverage	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	Total	Liabilities for remaining coverage	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	Total
Balances as of January 1	31,039	8,560	254	39,853	8,626	2,829	244	11,699
Changes in the statement of profit or loss and OCI	—	—	—	—	—	—	—	—

Insurance revenue	(1,052,958)	—	—	(1,052,958)	(914,182)	—	—	(914,182)

Insurance service expenses
Incurred claims and other insurance service expenses	—	47,631	—	47,631	—	41,423	—	41,423
Amortization of insurance acquisition cash flows	129,973	—	—	129,973	140,438	—	—	140,438
Adjustments to liabilities for incurred claims	—	—	(7)	(7)	—	—	10	10

Total insurance service expenses	129,973	47,631	(7)	177,597	140,438	41,423	10	181,871

Total insurance service result	(922,985)	47,631	(7)	(875,361)	(773,744)	41,423	10	(732,311)

Effect of movements in exchange rates	(520)	(631)	(2)	(1,153)	603	119	—	722

Total changes in the statement of profit or loss and OCI	(923,505)	47,000	(9)	(876,514)	(773,141)	41,542	10	(731,589)

Cash flows
Premiums received	1,047,445	—	—	1,047,445	935,888	—	—	935,888
Claims and other insurance service expenses paid	—	(47,452)	—	(47,452)	—	(39,115)	—	(39,115)
Insurance acquisition cash flows	(153,234)	—	—	(153,234)	(139,329)	—	—	(139,329)

Total cash flows	894,211	(47,452)	—	846,759	796,559	(39,115)	—	757,444

Acquired through business combinations	—	—	—	—	(1,005)	3,304	—	2,299

Closing assets	—	—	—	—	—	—	—	—

Closing liabilities	1,745	8,108	245	10,098	31,039	8,560	254	39,853

Schedule of Insurance Expenses Incurred
The insurance expenses incurred by Oncosalud S.A.C. are as follows:

	Cost of sales and services (i)
In thousands of soles	2024	2023	2022
Medicines	263,613	195,114	167,278
Room service for inpatients	36,196	116,171	34,091
Medical consultation fees	88,966	34,483	41,334
Auxiliary services and clinical laboratory	114,042	26,434	122,800
Surgery fees	25,165	66,341	20,934
Insurance contracts	5,604	3,279	2,138

	533,586	441,822	388,575

(i)
These expenses are included in the cost of sales and services in our consolidated statement of profit or loss and other comprehensive income after deducting the margin markup. For the years ended December 31, 2024, 2023 and 2022, the margin applied was calculated using the same basis as what we charge third parties for these services, and the overall average margin applied in each period was 24%, 17% and 18%, respectively.